Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Goodwill	$11,975,024	$11,975,024
Technology	15,285	198,686
Software	—	—
Total	$11,990,309	$12,173,710

(in U.S. dollars)	Goodwill	Technology	Software	Total
Balance at June 30, 2022	$11,975,024	$290,388	$99,365	$12,364,777
Additions	—	—	—	—
Amortization	—	(91,702)	—	(91,702)
Write-Off	—	—	(99,365)	(99,365)
Balance at December 31, 2022	$11,975,024	$198,686	$—	$12,173,710
Additions	—	—	—	—
Amortization	—	(183,401)	—	(183,401)
Balance at December 31, 2023	$11,975,024	$15,285	$—	$11,990,309